Other Current Assets	3 Months Ended
Mar. 31, 2013
Other Current Assets

Note 3. Other Current Assets

Other current assets consisted of the following at March 31, 2013 and December 31, 2012:

Description	March 31, 2013	December 31, 2012
Supplies inventory	$491,377	$604,179
Deferred offering costs	309,969	341,166
Prepaid expenses	365,084	132,201

	$1,166,430	$1,077,546

Supplies inventory at March 31, 2013 and December 31, 2012 includes reagents and supplies that will be used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study. Opexa expects to amortize these prepaid reagents and supplies to research and development costs in the consolidated statements of expenses over the course of the clinical study.

Deferred offering costs at March 31, 2013 and December 31, 2012 include costs incurred from third parties in connection with the implementation of an at-the-market program (“ATM Agreement”) in September 2012 pursuant to which Opexa may sell shares of its common stock from time to time depending upon market demand through a sales agent in transactions deemed to be an “at-the-market” offering as defined in Rule 415 of the Securities Act of 1933. As of March 31, 2013, the remaining costs of $88,446 in connection with the implementation of the ATM Agreement remained capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of shares of common stock under the ATM Agreement, the remaining capitalized costs are offset against the proceeds of such sales of shares of common stock.

Deferred offering costs at March 31, 2013 also include costs incurred from third parties in connection with the implementation of a $1.5 million purchase agreement and a $15 million purchase agreement (collectively, the “purchase agreements”) in November 2012 pursuant to which Opexa has the right to sell to Lincoln Park Capital Fund, LLC (“Lincoln Park”) an aggregate of up to $16.5 million in shares of its common stock, subject to certain conditions and limitations. As of March 31, 2013, the remaining costs of $221,523 in connection with the implementation of the purchase agreements remained capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of shares of common stock under the purchase agreements, the remaining capitalized costs are offset against the proceeds of such sales of shares of common stock.

Prepaid expenses at March 31, 2013 include advance payments totaling $220,374 made to vendors and consultants for the conduct of the Phase IIb clinical trial in SPMS.